Fees Summary	Oct. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,005,000
Previously Paid Amount	0.00
Total Fee Amount	306.97
Total Offset Amount	0.00
Net Fee	306.97
Narrative - Max Aggregate Offering Price	$ 2,005,000
Final Prospectus	true